UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C. 20549

                      FORM 13F

                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Concord Asset Management, LLC
Address: 150 South Wacker Drive, Suite 350, Chicago, IL 60606
Form 13F File Number: 028-10666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and Complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: W. Richard Mason
Title: General Counsel
Phone: 480-443-9537

Signature, Place, and Date of Signing

(signature)

W. Richard Mason
Madison/Mosaic/Concord Legal and Compliance Dept.
Scottsdale, Arizona
May 8, 2006

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 75
Form 13F Information Table Value Total: $314,962 (thousands)

List of Other Included Managers: None

                                                            FORM 13F INFORMATION TABLE

                                                    VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER        VOTING AUTHORITY
        NAME OF ISSUER         TITLE       CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS   SOLE  SHARED    NONE
------------------------------ ---------- -------- -------- -------- --- ---- ------- ---------- ------ -------- ------
3M Co                          COM       88579Y101      586     7736 SH       Sole                  7736
ARM Holdings Plc-Sponsored ADR ADR       042068106       83    12000 SH       Sole                 12000
American Express Co            COM       025816109        8      150 SH       Sole                   150
American International Group   COM       026874107      158     2390 SH       Sole                  2390
Amgen                          COM       031162100     6442    88545 SH       Sole                 88545
Anheuser Busch Inc             COM       035229103      609    14238 SH       Sole                 14238
Apollo Group - Cl A            COM       037604105     6319   120335 SH       Sole                120335
Applied Materials Inc.         COM       038222105       21     1200 SH       Sole                  1200
Avaya                          COM       053499109        4      332 SH       Sole                   332
BP PLC-Sponsored ADR           ADR       055622104      461     6684 SH       Sole                  6684
BankAmerica Corp.              COM       060505104       74     1631 SH       Sole                  1631
Baxter International, Inc.     COM       071813109     9058   233391 SH       Sole                233391
Becton Dickinson & Co.         COM       075887109    10973   178201 SH       Sole                178201
Bellsouth Corp.                COM       079860102       60     1720 SH       Sole                  1720
Berkshire Hathaway Class B     COM       084670207    12157     4036 SH       Sole                  4036
CBS Corp Class B               COM       124857202     2242    93491 SH       Sole                 93491
Canadian Natural Res LTD       COM       136385101      234     4200 SH       Sole                  4200
Check Point Software Technolog COM       M22465104     6312   315300 SH       Sole                315300
ChevronTexaco Corp             COM       166764100      232     4010 SH       Sole                  4010
Cisco Systems, Inc.            COM       17275R102     9592   442626 SH       Sole                442626
Citigroup Inc                  COM       172967101    10503   222382 SH       Sole                222382
Coca Cola                      COM       191216100     7691   183695 SH       Sole                183695
Comcast Corp Cl A              COM       20030N101     7141   272970 SH       Sole                272970
Danaher Corporation            COM       235851102    12875   202604 SH       Sole                202604
Dover Corp.                    COM       260003108     1057    21775 SH       Sole                 21775
EMC Corp Mass                  COM       268648102      107     7850 SH       Sole                  7850
Eli Lilly Co Inc               COM       532457108      399     7210 SH       Sole                  7210
Estee Lauder Companies         COM       518439104     6533   175675 SH       Sole                175675
Exxon Mobil Corporation        COM       30231G102     1464    24050 SH       Sole                 24050
First Data Corp.               COM       319963104    11108   237248 SH       Sole                237248
Fiserv Inc.                    COM       337738108     9456   222245 SH       Sole                222245
General Electric               COM       369604103      752    21621 SH       Sole                 21621
Grupo Modelo SA de C.V.        COM       P4833F104      140    38075 SH       Sole                 38075
Guidant Corp.                  COM       401698105      389     4980 SH       Sole                  4980
Harley-Davidson Inc            COM       412822108     8309   160142 SH       Sole                160142
Health Management Assoc. Inc.  COM       421933102     7524   348840 SH       Sole                348840
Home Depot                     COM       437076102     7717   182450 SH       Sole                182450
ITT Industries                 COM       450911102     1303    23170 SH       Sole                 23170
Intel Corp.                    COM       458140100      355    18256 SH       Sole                 18256
International Business Machine COM       459200101      666     8074 SH       Sole                  8074
JP Morgan Chase & Co.          COM       46625H100      442    10614 SH       Sole                 10614
Johnson & Johnson              COM       478160104    11614   196121 SH       Sole                196121
Lee Enterprises                COM       523768109      266     8000 SH       Sole                  8000
Liberty Media Corp-A           COM       530718105     9958  1212910 SH       Sole               1212910
MTN Group LTD                  COM       62474M108      140    14000 SH       Sole                 14000
Markel Corp                    COM       570535104      317      939 SH       Sole                   939
McDonald's Corp.               COM       580135101    10886   316823 SH       Sole                316823
Merck                          COM       589331107      151     4300 SH       Sole                  4300
Merrill Lynch                  COM       590188108       87     1110 SH       Sole                  1110
Microsoft Corp.                COM       594918104    10900   400588 SH       Sole                400588
Mohawk Industries              COM       608190104      377     4675 SH       Sole                  4675
Morgan Stanley Dean Witter Inc COM       617446448    10515   167387 SH       Sole                167387
Motorola, Inc.                 COM       620076109       22      960 SH       Sole                   960
National City Corp.            COM       635405103      349    10000 SH       Sole                 10000
Newell Rubbermaid Inc          COM       651229106        4      140 SH       Sole                   140
Novartis AG                    ADR       66987V109    12766   230270 SH       Sole                230270
Oracle Corp.                   COM       68389X105       34     2480 SH       Sole                  2480
Pepsico                        COM       713448108     8278   143237 SH       Sole                143237
Pfizer                         COM       717081103      490    19653 SH       Sole                 19653
Pitney Bowes                   COM       724479100      204     4750 SH       Sole                  4750
Procter & Gamble               COM       742718109      601    10431 SH       Sole                 10431
Schering Plough                COM       806605101      134     7078 SH       Sole                  7078
Schlumberger, Ltd.             COM       806857108       25      200 SH       Sole                   200
Schwab (Charles) Corp.         COM       808513105       17     1009 SH       Sole                  1009
Symantec Corp.                 COM       871503108     5799   344550 SH       Sole                344550
Sysco Corp.                    COM       871829107     8331   259935 SH       Sole                259935
TJX Companies                  COM       872540109       27     1100 SH       Sole                  1100
Target Corp.                   COM       87612E106    11373   218681 SH       Sole                218681
Texas Instruments Inc.         COM       882508104       39     1200 SH       Sole                  1200
United Parcel Service          COM       911312106     6783    85440 SH       Sole                 85440
Viacin Inc Class B New         COM       92553P201     4639   119549 SH       Sole                119549
Wal-Mart Stores                COM       931142103    10531   222927 SH       Sole                222927
Walgreen Co                    COM       931422109     9878   229034 SH       Sole                229034
Wells Fargo                    COM       949746101    10883   170390 SH       Sole                170390
Willis Group Holdings LTD      COM       G96655108     6988   203967 SH       Sole                203967
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